Impairment of Exploration and Evaluation and Oil and Gas Properties - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) t us-au	Dec. 31, 2022 USD ($) us-au t	Dec. 31, 2021 USD ($)
Impairment of exploration and evaluation and oil and gas properties [line items]
Goodwill	$ 3,995	$ 4,614	$ 0
Australian carbon price per tonne of emissions | t	80	80
Foreign exchange rate is based on management view of long term exchnage rates | us-au	0.75	0.75
International Segment [Member] | Other [Member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Goodwill	$ 288	$ 283
Oil And Gs Properties [Member] | Valuation Of Recoverable Amount Of Cash Generating Unit [Member] | Volume Of Production Of Brent Oil [Member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Percentage of reasonably possible increase in unobservable input assets	4.00%	4.00%
Percentage of reasonably possible decrease in unobservable input assets	4.00%	4.00%
Oil And Gs Properties [Member] | Valuation Of Recoverable Amount Of Cash Generating Unit [Member] | FX Measurement Input [Member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Percentage of reasonably possible increase in unobservable input assets	12.00%	12.00%
Percentage of reasonably possible decrease in unobservable input assets	12.00%	12.00%
Oil And Gs Properties [Member] | Valuation Of Recoverable Amount Of Cash Generating Unit [Member] | Brent Price Measurement Input [Member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input assets	10.00%	10.00%
Oil And Gs Properties [Member] | Valuation Of Recoverable Amount Of Cash Generating Unit [Member] | Discount rate, measurement input [member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Percentage of reasonably possible increase in unobservable input assets	1.00%	1.50%
Percentage of reasonably possible decrease in unobservable input assets	1.00%	1.50%
Bottom of range [member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Post tax discount rate	8.50%	8.00%
Top of range [member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Post tax discount rate	10.50%	11.50%
AU [member] | Based on assets [member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Inflation rate	2.50%	2.50%
US [member] | Based on assets [member]
Impairment of exploration and evaluation and oil and gas properties [line items]
Inflation rate	2.00%	2.00%